Vessel Operating Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessel Operating Costs
Crew costs	$ 35,576	$ 40,019	$ 38,768
Technical maintenance expenses	17,591	16,030	19,342
Other operating expenses	14,586	16,314	17,223
Total	$ 67,753	$ 72,363	$ 75,333